[NOTIFY-INTERNET] ckpepper@capinv.com
UNITE STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Capital Investment Services of America, Inc.
Address:   700 N. Water Street
           Suite 325
           Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen H. Mortonson
Title:    Senior Vice President
Phone:    414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  May 3, 2000

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      622 17690.00 SH       SOLE                 17690.00
AMERICAN HOME PRODUCTS CORP    com              026609107      269  5000.00 SH       SOLE                  5000.00
AMERICAN INTL GRP              com              026874107    14921 136262.00SH       SOLE                136262.00
APOLLO GROUP                   com              037604105    17235 611440.00SH       SOLE                611440.00
ARCHER-DANIELS- MIDLND CO      com              039483102      111 10741.00 SH       SOLE                 10741.00
AUTOMATIC DATA PROCESSING      com              053015103    35484 735427.00SH       SOLE                735427.00
BP AMOCO PLC ADR               com              055622104      296  5560.00 SH       SOLE                  5560.00
CINTAS CORP                    com              172908105    22210 566771.00SH       SOLE                566771.00
CITIGROUP INC.                 com              894190107      447  7470.00 SH       SOLE                  7470.00
COCA-COLA CO                   com              191216100     6865 146253.00SH       SOLE                146253.00
COX COMMUNICATIONS INC CLASS A com              224044107     6281 129500.00SH       SOLE                129500.00
ELAN PLC ADR                   com              284131208    22709 478074.00SH       SOLE                478074.00
EMC CORP                       com              268648102     5443 43200.00 SH       SOLE                 43200.00
EMERSON ELEC                   com              291011104    21317 401257.00SH       SOLE                401257.00
EXXON MOBIL CORP               com              30231g102     1370 17576.37 SH       SOLE                 17576.37
FEDL NATL MTG ASSOC            com              313586109      390  6900.00 SH       SOLE                  6900.00
FIRSTAR CORP NEW               com              33763v109      442 19285.00 SH       SOLE                 19285.00
FISERV                         com              337738108     7213 193950.00SH       SOLE                193950.00
GALILEO INTRNTL                com              363547100     2542 105657.00SH       SOLE                105657.00
GEMSTAR INTERNATIONAL GROUP LT com              g3788v106     3588 41725.00 SH       SOLE                 41725.00
GENERAL ELECTRIC               com              369604103    37512 241042.00SH       SOLE                241042.00
GRAINGER W W                   com              384802104    21981 405185.00SH       SOLE                405185.00
HARLEY DAVIDSON                com              412822108    33755 425261.00SH       SOLE                425261.00
HEWLETT-PACKARD                com              428236103      625  4700.00 SH       SOLE                  4700.00
ILLINOIS TOOL WORKS            com              452308109    14195 256924.00SH       SOLE                256924.00
IMS HEALTH INC                 com              449934108     5401 318850.00SH       SOLE                318850.00
INTEL CORP                     com              458140100      635  4812.00 SH       SOLE                  4812.00
LUCENT TECH                    com              549463107      214  3486.00 SH       SOLE                  3486.00
MANPOWER INC WIS               com              56418h100     9557 269215.00SH       SOLE                269215.00
MARSHALL & ILSLEY              com              571834100      590 10220.00 SH       SOLE                 10220.00
MCLEODUSA INC CL A             com              582266102    12629 148900.00SH       SOLE                148900.00
MEDTRONIC INC                  com              585055106    32039 622880.00SH       SOLE                622880.00
MERCK & CO                     com              589331107    17120 275574.00SH       SOLE                275574.00
MICROSOFT CORP                 com              594918104    21438 201766.46SH       SOLE                201766.46
MOLEX INC                      com              608554101    40357 686921.50SH       SOLE                686921.50
NORTEL NETWORKS CORP           com              656569100     4372 34665.00 SH       SOLE                 34665.00
NORTHERN TRUST                 com              665859104    15996 236762.00SH       SOLE                236762.00
OMNICOM GROUP INC              com              681919106     4858 51890.00 SH       SOLE                 51890.00
ORACLE CORPORATION             com              68389x105     1284 16450.00 SH       SOLE                 16450.00
PAYCHEX INC                    com              704326107    23663 451807.50SH       SOLE                451807.50
PEPSICO INC                    com              713448108      211  6050.00 SH       SOLE                  6050.00
PFIZER INC                     com              717081103    29604 809682.00SH       SOLE                809682.00
SBC COMMUNICATIONS             com              78387g103      330  7831.00 SH       SOLE                  7831.00
SCHERING-PLOUGH                com              806605101     5077 136750.00SH       SOLE                136750.00
SYSCO CORP                     com              871829107    25645 709895.00SH       SOLE                709895.00
TEXAS INSTRUMENTS              com              882508104      528  3300.00 SH       SOLE                  3300.00
WARNER-LAMBERT                 com              934488107    12693 129934.00SH       SOLE                129934.00

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $542,064